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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    United States Steel and Carnegie Pension Fund, Inc.
Address: 350 Park Avenue - 17th Floor
         New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Gary A. Glynn
Title: President
Phone: 212-826-8420

Signature, Place, and Date of Signing:


/s/ Gary A. Glynn      New York, NY      February 14, 2011
-------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $5,523,100

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            Form 13F, List of Securities Pursuant to Section 13(F)
                     of the Security Exchange Act of 1934

                                                                               SHARES OR   SHARES     SHARES
                                                                  MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                        TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                        -------------- ------------ ------------ --------- ---------- -----------
ABB Ltd-Spon ADR.....................                   000375204    35,363    1,575,207 1,575,207   1,575,207
Abbott Laboratories..................                   002824100   122,750    2,562,100 2,562,100   2,562,100
Altria Group Inc.....................                   02209S103    54,639    2,219,296 2,219,296   2,219,296
Ametek Inc...........................                   031100100    85,369    2,175,000 2,175,000   2,175,000
Amgen Inc............................                   031162100    89,782    1,635,366 1,635,366   1,635,366
Amphenol Corp........................                   032095101   100,860    1,910,950 1,910,950   1,910,950
BB&T Corp............................                   054937107    48,179    1,832,600 1,832,600   1,832,600
Bank of New York Mellon Corp.........                   064058100    96,027    3,179,696 3,179,696   3,179,696
Boeing Co............................                   097023105    75,163    1,151,746 1,151,746   1,151,746
Broadridge Financial Solutions.......                   11133T103    73,652    3,358,485 3,358,485   3,358,485
Caterpillar..........................                   149123101    93,660    1,000,000 1,000,000   1,000,000
Cisco Systems Inc....................                   17275R102    41,890    2,070,690 2,070,690   2,070,690
Coca Cola Co.........................                   191216100    68,907    1,047,700 1,047,700   1,047,700
Comcast Corp Cl A Special Non-Voting.                   20030N200    91,429    4,393,500 4,393,500   4,393,500
Disney Walt Co.......................                   254687106    93,256    2,486,170 2,486,170   2,486,170
Direct TV - Class A..................                   25490A101   121,241    3,036,330 3,036,330   3,036,330
Ecolab...............................                   278865100   115,568    2,292,100 2,292,100   2,292,100
Exxon Mobil Corp.....................                   30231G102   208,067    2,845,558 2,845,558   2,845,558
General Electric Co..................                   369604103   104,561    5,716,824 5,716,824   5,716,824
Glaxosmithkline Spnsrd ADR...........                   37733W105    41,746    1,064,400 1,064,400   1,064,400
Hansen Natural Corp..................                   411310105    14,533      277,989   277,989     277,989
Hansen Natural Corp..................                411310105-BW    14,534      278,000   278,000     278,000
Hewlett-Packard Co...................                   428236103    92,336    2,193,250 2,193,250   2,193,250
Illinois Tool Works Inc..............                   452308109    60,764    1,137,900 1,137,900   1,137,900
Intel Corp...........................                   458140100    78,799    3,747,003 3,747,003   3,747,003
International Business Machs.........                   459200101   147,058    1,002,028 1,002,028   1,002,028
International Paper Co...............                   460146103    78,945    2,898,135 2,898,135   2,898,135
Johnson & Johnson....................                   478160104   155,410    2,512,700 2,512,700   2,512,700
Liberty Global Inc...................                   530555101    64,177    1,813,938 1,813,938   1,813,938
Liberty Interactive Series A.........                   53071M104   106,490    6,752,704 6,752,704   6,752,704
Liberty Capital Series A.............                   53071M302    47,681      762,164   762,164     762,164
Liberty Media-Starz..................                   53071M708    21,844      328,575   328,575     328,575
Mccormick & Co Inc Com Non Vtg.......                   579780206    73,818    1,586,460 1,586,460   1,586,460
Mcdonald's Corp......................                   580135101    76,846    1,001,119 1,001,119   1,001,119
Merck & Co Inc.......................                   58933Y105    59,107    1,640,036 1,640,036   1,640,036
Microsoft Corp.......................                   594918104   180,334    6,461,270 6,461,270   6,461,270
Molson Coors Brewing Company.........                   60871R209    26,551      529,000   529,000     529,000
Nike Inc.............................                   654106103   103,358    1,210,000 1,210,000   1,210,000
Nokia Corp-Spon ADR..................                   654902204    61,783    5,986,700 5,986,700   5,986,700
Novartis ADR.........................                   66987V109   120,276    2,040,300 2,040,300   2,040,300
Pepsico Inc..........................                   713448108   111,255    1,702,966 1,702,966   1,702,966
Pfizer Inc...........................                   717081103    74,231    4,239,361 4,239,361   4,239,361
Philip Morris........................                   718172109    94,104    1,607,796 1,607,796   1,607,796
Praxair..............................                   74005P104    88,205      923,900   923,900     923,900
Procter & Gamble Co..................                   742718109   134,259    2,087,028 2,087,028   2,087,028
Prologis.............................                   743410102    27,740    1,921,085 1,921,085   1,921,085
Rayonier.............................                   754907103    14,138      269,200   269,200     269,200
Royal Dutch Shell Spnsrd ADR.........                   780259206   176,415    2,641,737 2,641,737   2,641,737
SPDR Trust Series 1..................                   78462F103   243,226    1,934,200 1,934,200   1,934,200
Schlumberger Ltd.....................                   806857108   147,661    1,768,398 1,768,398   1,768,398
Spectra Energy Corp..................                   847560109    85,862    3,435,850 3,435,850   3,435,850
Staples Inc..........................                   855030102   130,358    5,725,000 5,725,000   5,725,000
State Street Corp....................                   857477103   140,299    3,027,600 3,027,600   3,027,600
Texas Instruments Inc................                   882508104    33,982    1,045,600 1,045,600   1,045,600

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
                                                                                 SHARES OR   SHARES     SHARES
                                                                    MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                          TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                          -------------- ------------ ------------ --------- ---------- -----------
US Bancorp.............................                 902973304       61,844   2,293,067 2,293,067   2,293,067
UnitedHealth Group Inc.................                 91324P102      116,379   3,222,900 3,222,900   3,222,900
Valmont Industries.....................                 920253101       39,929     450,000   450,000     450,000
Wal-Mart Stores Inc....................                 931142103       40,353     748,253   748,253     748,253
Walgreen Co............................                 931422109      164,567   4,224,000 4,224,000   4,224,000
Weingarten Realty Investors............                 948741103      119,674   5,036,801 5,036,801   5,036,801
Wells Fargo & Co.......................                 949746101      131,867   4,255,160 4,255,160   4,255,160
  TOTAL MARKET VALUE - PENSION PLAN
  SECURITIES...........................                        61    5,523,100